Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Text block [abstract]
Schedule of the Company's Outstanding PSUs
A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) and the Company’s PSU accrual from January 1, 2024 to December 31, 2025 is presented below:

(in thousands, except for number of PSUs outstanding)	Number of PSUs Outstanding	PSU accrual liability

At January 1, 2024	372,460	$21,126

Granted	135,220	-

Accrual related to the fair value of the PSUs outstanding	-	16,614

Foreign exchange adjustment	-	(1,478)

Paid	(126,590)	(11,129)

Forfeited	(2,120)	(49)

At December 31, 2024	378,970	$25,084

Granted	78,390	-

Accrual related to the fair value of the PSUs outstanding	-	26,352

Foreign exchange adjustment	-	915

Paid	(118,240)	(17,209)

Forfeited	(4,450)	(323)

At December 31, 2025	334,670	$34,819

Schedule of Performance Share Units Outstanding
A summary of the PSUs outstanding at December 31, 2025 is as follows:

Year of Grant	Year of Maturity	Number Outstanding	Estimated Value Per PSU at Maturity	Anticipated Performance Factor at Maturity	Percent of Service Period Completed at Dec 31, 2025	PSU Liability at Dec 31, 2025

2023	2026	123,700	$119.75	155%	94%	$21,604

2024	2027	133,400	$118.29	118%	63%	11,721

2025	2028	77,570	$116.88	63%	26%	1,494

		334,670				$34,819